Other income, gains or loss - net - Government grants and tax rebates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income Gains Or Losses [Line items]
Government grants	¥ 27,421	¥ 28,871	¥ 44,202
Tax rebates	30,592	22,209	19,425
Government grants and tax rebates (Note a)	58,013	51,080	63,627
Technology development incentives
Other Income Gains Or Losses [Line items]
Government grants	10,493	14,391	25,425
Epidemic subsidies
Other Income Gains Or Losses [Line items]
Government grants			4,000
Operation subsidies
Other Income Gains Or Losses [Line items]
Government grants	¥ 16,928	¥ 14,480	¥ 14,777